Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay vs. Performance Disclosures(1)(2)(8)
Year	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid for PEO(3) ($)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid for Non-PEO NEOs(4) ($)	Value of Fixed $100 Investment Based On:		Net Income ($)	RE Adjusted Funds from Operations ("RE AFFO") per Share(7) ($)
					W. P. Carey Total Shareholder Return(5) ($)	MSCI US REIT Index Total Shareholder Return(6) ($)

2023	11,790,275	3,221,775	3,601,851	1,565,237	104.67	113.54	708,263,984	5.17
2022	9,405,063	16,628,053	3,240,587	5,044,873	116.07	99.82	598,482,000	5.20
2021	10,103,384	13,913,308	3,448,110	4,514,778	115.52	132.23	410,122,000	4.89
2020	7,405,905	4,593,269	2,607,968	1,808,871	94.01	92.43	465,955,000	4.60

Named Executive Officers, Footnote	In accordance with the transitional relief under the SEC rules, only four years of information is required as this is our second year of disclosure under Item 402(v) of Regulation S-K. Our principal executive officer ("PEO") for FY2020 through FY2023 was Jason E. Fox. Our other, non-PEO, NEOs for FY2020 through FY2023 for whom the Summary Compensation Table total average compensation and other amounts are presented were ToniAnn Sanzone, John J. Park, Gino M. Sabatini and Brooks G. Gordon.
Peer Group Issuers, Footnote	Peer total shareholder return calculated for the MSCI US REIT Index based on an assumed $100 investment as of December 31, 2019 and the reinvestment of any issued dividends.
PEO Total Compensation Amount	$ 11,790,275	$ 9,405,063	$ 10,103,384	$ 7,405,905
PEO Actually Paid Compensation Amount	$ 3,221,775	16,628,053	13,913,308	4,593,269
Adjustment To PEO Compensation, Footnote	The following table sets forth the adjustments made during each year represented in the Pay Versus Performance Table to arrive at compensation "actually paid" to our PEO during each of the years in question. No adjustments were made pursuant to defined benefit or actuarial pension plans and such line items have been excluded from the table below:

PEO "Compensation Actually Paid" Calculation Detail
Compensation Element	2023 ($)	2022 ($)	2021 ($)	2020 ($)

Summary Compensation Table Reported Total Compensation	11,790,275	9,405,063	10,103,384	7,405,905
Aggregate Summary Compensation Table Reported Equity Compensation (-)	(9,254,316)	(6,478,409)	(7,069,384)	(5,152,790)
Year-End Fair Value of Awards Granted During the FY & Outstanding (+)	4,304,649	8,674,562	8,905,432	4,087,902
Year-Over-Year Change in Fair Value of Awards Granted During Prior FY & Outstanding (+/-)	(5,237,015)	4,714,073	1,478,086	(2,262,027)
Vesting Date Fair Value of Awards Granted & Vested During the Covered FY (+)	3,813	—	—	—
Year-Over-Year Change in Fair Value of Awards Granted During Prior FY & Vesting During Covered FY (+/-)	430,982	(498,000)	(61,131)	182,477
Prior FYE Value of Awards Determined to Fail to Meet Vesting Conditions During Covered FY (-)	—	—	—	—
Value of Dividends or Other Earnings Paid on Stock Awards Not Otherwise Included (+)	1,183,387	810,764	556,921	331,802
"Compensation Actually Paid" Determination	3,221,775	16,628,053	13,913,308	4,593,269

Non-PEO NEO Average Total Compensation Amount	$ 3,601,851	3,240,587	3,448,110	2,607,968
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,565,237	5,044,873	4,514,778	1,808,871
Adjustment to Non-PEO NEO Compensation Footnote	The following table sets forth the adjustments made during each year represented in the Pay Versus Performance Table to arrive at compensation "actually paid" to our non-PEO NEOs during each of the years in question:

Average Non-PEO NEO "Compensation Actually Paid" Calculation Detail
Compensation Element	2023 ($)	2022 ($)	2021 ($)	2020 ($)

Summary Compensation Table Reported Total Compensation	3,601,851	3,240,587	3,448,110	2,607,968
Aggregate Summary Compensation Table Reported Equity Compensation (-)	(2,175,376)	(1,558,918)	(1,769,184)	(1,354,093)
Year-End Fair Value of Awards Granted During the FY & Outstanding (+)	1,011,554	2,087,359	2,228,299	1,077,393
Year-Over-Year Change in Fair Value of Awards Granted During Prior FY & Outstanding (+/-)	(1,286,798)	1,183,777	421,031	(781,946)
Vesting Date Fair Value of Awards Granted & Vested During the Covered FY (+)	3,813	—	—	—
Year-Over-Year Change in Fair Value of Awards Granted During Prior FY & Vesting During Covered FY (+/-)	109,270	(141,646)	(24,085)	85,207
Prior FYE Value of Awards Determined to Fail to Meet Vesting Conditions During Covered FY (-)	—	—	—	—
Value of Dividends or Other Earnings Paid on Stock Awards Not Otherwise Included (+)	300,923	233,714	210,607	174,342
"Compensation Actually Paid" Determination	1,565,237	5,044,873	4,514,778	1,808,871

Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid vs. TSR
Compensation Actually Paid vs. Net Income	Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Compensation Actually Paid vs. RE AFFO(1) per Share
1.For a reconciliation of these non-GAAP financial measures to the most directly comparable financial measures in our consolidated financial statements for the fiscal year ended December 31, 2023 refer to our Annual Report on Form 10-K filed with the SEC on February 9, 2024.

Tabular List, Table

Performance Metric Tabular Disclosure(1)

RE Adjusted Funds from Operations ("RE AFFO") per Share
Total Shareholder Return
Net Debt to Adjusted EBITDA
Cash Interest Expense Coverage Ratio

Total Shareholder Return Amount	$ 104.67	116.07	115.52	94.01
Peer Group Total Shareholder Return Amount	113.54	99.82	132.23	92.43
Net Income (Loss)	$ 708,263,984	$ 598,482,000	$ 410,122,000	$ 465,955,000
Company Selected Measure Amount	5.17	5.20	4.89	4.60
PEO Name	Jason E. Fox
Additional 402(v) Disclosure	Equity compensation fair value calculated based on assumptions determined in accordance with FASB ASC Topic 718. No adjustments were made to Summary Compensation Table disclosed compensation values pursuant to any defined benefit or actuarial pension plans. W. P. Carey total shareholder return calculated based on an assumed $100 investment as of December 31, 2019 and the reinvestment of any issued dividends. See Appendix A for a description of these non-GAAP financial measures.
8.In connection with the Spin-Off, each RSU and PSU outstanding at November 1, 2023 received an equitable adjustment pursuant to the equitable adjustment provision of the 2017 SIP equal to the ratio of the five-day volume weighted average per-share price of our common stock prior to the Spin-Off divided by the five-day volume weighted average per-share of our common stock following the Spin-Off. Concurrently, our Board approved modifying the performance vesting conditions assigned to the 2021 and 2022 PSU outstanding awards to account for the Spin-Off pursuant to the equitable adjustment provision of the 2017 SIP. The modification resulted in minimal incremental fair value to the 2022 PSU outstanding awards under the provisions of ASC 718.

Measure:: 1
Pay vs Performance Disclosure
Name	RE Adjusted Funds from Operations ("RE AFFO") per Share
Non-GAAP Measure Description
Our Compensation Committee reviews a variety of Company-wide and individual factors to link executive compensation actually paid with Company and executive performance. To promote strong pay-for-performance orientation, when setting executive pay levels, the Compensation Committee considers the Company's absolute and relative total shareholder return, short- and long-term business outlook, including RE AFFO(7) per share and the broader market environment.
	The following section provides a description of the relationships between W. P. Carey's total shareholder return relative to a peer comparator index, as well as compensation actually paid relative to W. P. Carey's total shareholder return, net income, and RE AFFO(7) per share over the last three completed fiscal years.
Measure:: 2
Pay vs Performance Disclosure
Name	Total Shareholder Return
Measure:: 3
Pay vs Performance Disclosure
Name	Net Debt to Adjusted EBITDA
Measure:: 4
Pay vs Performance Disclosure
Name	Cash Interest Expense Coverage Ratio
PEO | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (9,254,316)	$ (6,478,409)	$ (7,069,384)	$ (5,152,790)
PEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,304,649	8,674,562	8,905,432	4,087,902
PEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,237,015)	4,714,073	1,478,086	(2,262,027)
PEO | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,813	0	0	0
PEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	430,982	(498,000)	(61,131)	182,477
PEO | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,183,387	810,764	556,921	331,802
Non-PEO NEO | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,175,376)	(1,558,918)	(1,769,184)	(1,354,093)
Non-PEO NEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,011,554	2,087,359	2,228,299	1,077,393
Non-PEO NEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,286,798)	1,183,777	421,031	(781,946)
Non-PEO NEO | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,813	0	0	0
Non-PEO NEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	109,270	(141,646)	(24,085)	85,207
Non-PEO NEO | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 300,923	$ 233,714	$ 210,607	$ 174,342